13. VARIABLE INTEREST ENTITIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Variable Interest Entities
Summary financial information for the VIE's

	Max Steel Productions LLC					JB Believe LLC
(in USD)	As of and for the nine months ended September 30, 2017	As of and for the three months ended September 30, 2017	As of December 31,2016	As of and for the nine months ended September 30, 2016	As of and for the three months ended September 30, 2016	As of and for the nine months ended September 30, 2017	As of and for the three months ended September 30, 2017	As of December 31,2016	As of and for the nine months ended September 30, 2016	As of and for the three months ended September 30, 2016

Assets	9,597,807	9,597,807	12,327,887	n/a	n/a	—	—	240,269	n/a	n/a
Liabilities	(12,578,388)	(12,578,411)	(15,922,552)	n/a	n/a	(6,752,271)	(6,752,271)	(7,014,098)	n/a	n/a
Revenues	4,572,665	1,398,839	n/a	1,140,000	1,140,000	53,136	—	n/a	3,786	—
Expenses	(3,958,581)	(575,366)	n/a	(2,253,056)	(1,711,325)	(31,578)	(27,786)	n/a	(392,416)	(131,825)

As such the financial statements of Max Steel Productions, LLC and JB Believe, LLC are consolidated in the balance sheets as of December 31, 2016 and 2015, and in the statements of operations and statements of cash flows presented herein for the years ended December 31, 2016 and 2015. These entities were previously under common control and have been accounted for at historical costs for all periods presented.

	Max Steel Productions LLC As of and for the years ended December 31,		JB Believe LLC As of and for the years ended December 31,
(in USD)	2016	2015	2016	2015
Assets	12,327,887	18,295,633	240,269	143,549
Liabilities	(15,922,552)	(19,113,335)	(7,014,098)	(6,655,335)
Revenues	9,233,520	—	133,331	101,555
Expenses	(11,627,444)	(677,339)	(395,374)	(398,959)